OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
Summary of Assets and Liabilities Subject to a Master Netting Arrangement Not Offset

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2025	amount (a)	offset (b)	(c) = (a) + (b)	Financial asset / (Financial liability)	Collateral	Net amount
Debts with businesses for consumption by our customers with credit card	—	—	—	(121,645,853)	26,573,138	(95,072,715)
Derivatives instruments	4,020,393	5,890,244	9,910,637	—	—	—
Total	4,020,393	5,890,244	9,910,637	(121,645,853)	26,573,138	(95,072,715)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2024	amount (a)	offset (b)	(c) = (a) + (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(137,024,809)	20,846,755	(116,178,054)
Derivatives instruments	4,256,097	1,658,568	5,914,665	—	—	—
Total	4,256,097	1,658,568	5,914,665	(137,024,809)	20,846,755	(116,178,054)